Basis of preparation and material accounting policies - Useful life of property, plant and equipment (Details) - Facilities	12 Months Ended
Dec. 31, 2024
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Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	2 years
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Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years